Schedule of Reconciliation Segmented Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Revenue	$ 3,666,521	$ 2,287,776	$ 8,835,040	$ 6,560,022
Cost of revenue	1,877,511	1,079,212	4,223,185	3,149,880
Gross profit	1,789,010	1,208,564	4,611,855	3,410,142
Segment operating expenses	1,583,813	1,141,731	4,691,220	3,349,201
Total operating (loss) income	205,197	66,833	(79,365)	60,941
Unallocated expenses	288,051	326,749	1,025,414	1,063,492
Amortization and expiration of Operating lease right-of-use assets				6,781
Depreciation	45,667	45,313	136,622	198,802
Foreign exchange (gain) loss	9,073	(3,094)	(3,060)	25,666
Interest and other income	(24,633)	(629)	(30,871)	(639)
Loss on disposal of equipment				1,927
Stock-based compensation	65,705	104,778	155,154	277,348
Net loss before income taxes	$ (178,666)	$ (406,284)	$ (1,362,624)	$ (1,512,436)